Related party transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Schedule of expenses were accrued/paid to directors, officers, significant shareholders and the spouse of a director of the Company

	Three months ended		Six months ended
		June 30,		June 30,
	2012	2011	2012	2011
	$	$	$	$

Directors' fees	22,273	23,256	59,739	46,075
Management fees	283,091	301,389	614,424	589,691
Bonuses	-	-	-	50,708
Secretarial	8,909	9,302	17,901	18,430
	314,274	333,947	692,064	704,904